10-Q Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table provides the calculation of basic and diluted earnings per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
	($ in thousands, except share and per share data)
Numerator
Net income	$5,533	$6,555	$12,545	$11,555

Denominator
Basic weighted average shares outstanding	27,648,869	24,000,000	25,824,434	24,000,000
Effect of dilutive awards:
Restricted stock units	87,916	—	43,958	—
Performance stock units	34,323	—	17,162	—
Warrants(1)	—	—	—	—
Diluted weighted average shares outstanding	27,771,108	24,000,000	25,885,554	24,000,000

Earnings per share
Basic	$0.20	$0.27	$0.49	$0.48
Diluted	$0.20	$0.27	$0.48	$0.48
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(1)As of June 30, 2024 and 2023, there were 1,670,721 and nil anti-dilutive awards, respectively, that were excluded from the calculation of diluted weighted-average shares outstanding.